[COVER PAGE]

1996 SEMIANNUAL REPORT


CENTENNIAL
NEW YORK TAX EXEMPT TRUST
---------------------------------------

December 31, 1996


RS0780.001.1296

DEAR SHAREHOLDER,

The second half of 1996 was a period of uncertainty in the fixed income markets, largely due to investor fears of rapid economic growth and accelerating inflation. The 30-year Treasury rates rose above 7% in the second quarter and remained relatively unchanged until the end of the third quarter. That's when negative investor sentiment that led to the market downturn in June and July began to subside.

The swing away from inflationary fears seemed complete in October with the release of economic indicators showing a firm dollar, low inflation and slow growth. When the Federal Reserve responded to these indicators with another decision to leave rates alone, it appeared that concerns about rapid growth had been overblown, and interest rates fell in response. The status quo outcome of the presidential election also aided the decline in rates, and the bond market experienced one of the most substantial post-election rallies in recent history. With continued, sustainable non-inflationary growth of around 2% to 2.5%, and long-term rates at their lowest levels since April, the economy seems to have settled into a comfortable path of neither too little nor too much growth.

Centennial New York Tax Exempt Trust performed well due to our bullish outlook on interest rates. In the early part of 1996, we believed that the Fed would be hesitant to raise rates as long as inflation didn't accelerate wildly. In response, we extended the portfolio's duration and took advantage of the higher returns that usually accompany longer-duration bonds. Later in the summer, as it became accepted among analysts that the Fed was probably less inclined to raise rates, we began to be even more aggressive in lengthening the portfolio's maturity.

In the second half of 1996, rates declined quite a bit so we backed away from the longer maturities and monitored year-end activity. We expect that the economy will continue to slowly decelerate.

The Trust had a compounded annualized yield of 2.74% for the six months ended December 31, 1996. Without compounding, the corresponding yield was 2.70%. For investors in the 42.87% combined effective tax bracket, this is equivalent to a taxable yield for six months of 4.80% with compounding, and 4.73% without. The seven-day annualized yields, with and without compounding, for the six-month period ended December 31, 1996 were 2.98% and 2.93%, respectively.(1)

An investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a stable $1.00 share price in the future.

Thank you for your confidence in Centennial New York Tax Exempt Trust. We look forward to helping you reach your investment goals in the future.

Sincerely,

/S/James C. Swain

James C. Swain
Chairman
Centennial New York Tax Exempt Trust

/S/Bridget A. Macaskill

Bridget A. Macaskill
President
Centennial New York Tax Exempt Trust

1. Compounded yields assume reinvestment of dividends. A portion of the Trust's distributions may be subject to federal and state income taxes. For investors subject to the federal and/or state alternative minimum tax, a portion of the Trust's distributions may increase this tax. Past performance does not guarantee future results.


           ======================================================
           STATEMENT OF INVESTMENTS DECEMBER 31, 1996 (UNAUDITED)
           Centennial New York Tax Exempt Trust

                                                                                               FACE                VALUE
                                                                                               AMOUNT              SEE NOTE 1
===============================================================================================================================
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 100.0%
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK - 92.9%
           --------------------------------------------------------------------------------------------------------------------
           Babylon, NY GOB, Series B, AMBAC Insured, 3.90%                      (1)            $  300,000          $   300,000
           --------------------------------------------------------------------------------------------------------------------
           Babylon, NY ID Agency RB, J. D'Addario & Co. Project,
           3.90%                                                                (1)               500,000              500,000
           --------------------------------------------------------------------------------------------------------------------
           Franklin Cnty., NY ID Agency RRB, McAdam Cheese
           Co. Project, 4.11%                                                   (1)             1,900,000            1,900,000
           --------------------------------------------------------------------------------------------------------------------
           North Hempstead, NY Solid Waste Management
           Authority RRB, Series A, 3.85%                                       (1)               700,000              700,000
           --------------------------------------------------------------------------------------------------------------------
           NYC ID Agency Civic Facility RB, Columbia Grammar
           School Project, 3.80%                                                (1)             1,000,000            1,000,000
           --------------------------------------------------------------------------------------------------------------------
           NYC ID RB, Brooklyn Navy Yard Cogen, Series A, 4.15%                 (1)             1,900,000            1,900,000
           --------------------------------------------------------------------------------------------------------------------
           NYC MWFA RB, 3.55%, 1/21/97                                          (2)             1,900,000            1,900,000
           --------------------------------------------------------------------------------------------------------------------
           NYC Tax Anticipation Nts., Series A, 4.50%, 2/12/97                                  4,000,000            4,003,403
           --------------------------------------------------------------------------------------------------------------------
           NYC Trust Cultural Resources RRB, American Museum
           of Natural History, Series A, MBIA Insured, 3.80%                    (1)             1,600,000            1,600,000
           --------------------------------------------------------------------------------------------------------------------
           NYS DA RB:
           Series A, FGIC Insured, 4.30%                                        (1)               300,000              300,000
           Memorial Sloan Kettering Cancer Center Project:
           3.60%, 1/14/97                                                       (2)               800,000              800,000
           Series D, 3.65%, 1/14/97                                             (2)             1,000,000            1,000,000
           --------------------------------------------------------------------------------------------------------------------
           NYS Environmental Facilities Corp. SWD, General Electric
           Co. Project:
           RB, Series A, 3.65%, 1/14/97                                         (2)             1,000,000            1,000,000
           RRB, Series A, 3.60%, 1/14/97                                        (2)               800,000              800,000
           --------------------------------------------------------------------------------------------------------------------
           NYS ERDAEF RB, L.I. Lighting Co.:
           Series A, 4%                                                         (1)               800,000              800,000
           Series B, 4%                                                         (1)             1,200,000            1,200,000
           --------------------------------------------------------------------------------------------------------------------
           NYS ERDAPC:
           RB, NYS Electric & Gas Corp., Series B, 3.85%, 10/15/97              (2)             1,700,000            1,700,000
           RB, Rochester Gas & Electric Co., 3.40%                              (1)               600,000              600,000
           RRB, Orange/Rockland Utility Project, Series A, AMBAC
           Insured, 3.80%                                                       (1)             1,600,000            1,600,000
           --------------------------------------------------------------------------------------------------------------------
           NYS HFA RB, Normandie Court I Project, 3.75%                         (1)             1,000,000            1,000,000
           --------------------------------------------------------------------------------------------------------------------
           NYS Local Government Assistance Corp. RB, Series A,
           3.75%                                                                (1)             1,900,000            1,900,000
           --------------------------------------------------------------------------------------------------------------------
           NYS MCFFA RB, Lenox Hill Hospital Project, Series A,
           3.95%                                                                (1)             1,900,000            1,900,000
           --------------------------------------------------------------------------------------------------------------------
           NYS MCFFA, 8.875%, 8/15/97                                           (2)             4,400,000            4,620,364
           --------------------------------------------------------------------------------------------------------------------
           NYS PAU Revenue & General Purpose Municipal Trust
           Receipts, Series SG4, 4.15%                                          (1)             1,900,000            1,900,000
           --------------------------------------------------------------------------------------------------------------------
           NYS TBTA Beneficial Interest Certificates, MBIA Insured,
           3.40%, 1/15/97                                                       (2)             1,900,000            1,900,000
           --------------------------------------------------------------------------------------------------------------------
           NYS TBTA COP, Series A, 3.60%                                        (1)             1,900,000            1,900,000
           --------------------------------------------------------------------------------------------------------------------
           Ogdensburg, NY Enlarged City School District GOB,
           Series A, FSA Insured, 4%, 6/15/97                                                     500,000              500,429
           --------------------------------------------------------------------------------------------------------------------
           Suffolk Cnty., NY ID Agency RB, Nissequogue
           Cogeneration Partnership, 3.90%                                      (1)             1,400,000            1,400,000
                                                                                                                   ------------
                                                                                                                    40,624,196

           ================================================
           STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
           Centennial New York Tax Exempt Trust

                                                                                               FACE                VALUE
                                                                                               AMOUNT              SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS - 7.1%
           --------------------------------------------------------------------------------------------------------------------
           PR Industrial, Medical & Environmental PC Facilities FAU RB:
           Key Pharmaceuticals, 3.75%, 12/1/97                                  (2)            $1,500,000          $ 1,500,000
           Reynolds Metals Co. Project, 3.80%, 9/1/97                           (2)             1,600,000            1,601,407
                                                                                                                   ------------
                                                                                                                     3,101,407
           --------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS, AT VALUE                                                             100.0%           43,725,603
           --------------------------------------------------------------------------------------------------------------------
           OTHER ASSETS NET OF LIABILITIES                                                           0.0                15,910
                                                                                                   ------          ------------
           NET ASSETS                                                                              100.0%          $43,741,513
                                                                                                   ======          ============

To simplify the listings of the Centennial New York Tax Exempt Trust holdings in the Statement of Investments, we have abbreviated the descriptions of many of the securities per the table below:

COP - Certificates of Participation         MCFFA - Medical Care Facilities
DA - Dormitory Authority                            Finance Agency
ERDAEF - Energy Research & Development      MWFA - Municipal Water Finance
         Authority Electric Facilities             Authority
ERDAPC - Energy Research & Development      PAU - Power Authority
         Authority Pollution Control        PC - Pollution Control
FAU - Finance Authority                     RB - Revenue Bonds
GOB - General Obligation Bonds              RRB - Revenue Refunding Bonds
HFA - Housing Finance Agency                SWD - Solid Waste Disposal
ID - Industrial Development                 TBTA - Triborough Bridge & Tunnel
                                                   Authority

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1996. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice.
2. Put obligation redeemable at full face value on the date reported.


           See accompanying Notes to Financial Statements.

                           =================================================================
                           STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1996 (UNAUDITED)
                           Centennial New York Tax Exempt Trust


===============================================================================================================================
ASSETS                     Investments, at value  - see accompanying statement                                     $43,725,603
                           ----------------------------------------------------------------------------------------------------
                           Cash                                                                                        329,362
                           ----------------------------------------------------------------------------------------------------
                           Receivables:
                           Interest                                                                                    426,180
                           Shares of beneficial interest sold                                                          132,540
                           ----------------------------------------------------------------------------------------------------
                           Other                                                                                         4,557
                                                                                                                   ------------
                           Total assets                                                                             44,618,242

===============================================================================================================================
LIABILITIES                Payables and other liabilities:
                           Shares of beneficial interest redeemed                                                      829,991
                           Service plan fees                                                                            20,322
                           Dividends                                                                                       565
                           Other                                                                                        25,851
                                                                                                                   ------------
                           Total liabilities                                                                           876,729

===============================================================================================================================
NET ASSETS                                                                                                         $43,741,513
                                                                                                                   ============
===============================================================================================================================
COMPOSITION OF             Paid-in capital                                                                         $43,743,133
NET ASSETS                 ----------------------------------------------------------------------------------------------------
                           Accumulated net realized loss on investment transactions                                     (1,620)
                           ----------------------------------------------------------------------------------------------------
                           Net assets - applicable to 43,743,133 shares of beneficial
                           interest outstanding                                                                    $43,741,513
                                                                                                                   ============
===============================================================================================================================
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                           $1.00
                                                                                                                         ======

                           See accompanying Notes to Financial Statements.

                           ==============================================================================
                           STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
                           Centennial New York Tax Exempt Trust


===============================================================================================================================
INVESTMENT INCOME          Interest                                                                                $   734,199

===============================================================================================================================
EXPENSES                   Management fees - Note 3                                                                    105,465
                           ----------------------------------------------------------------------------------------------------
                           Service plan fees - Note 3                                                                   41,068
                           ----------------------------------------------------------------------------------------------------
                           Transfer and shareholder servicing agent fees - Note 3                                       10,672
                           ----------------------------------------------------------------------------------------------------
                           Custodian fees and expenses                                                                   5,507
                           ----------------------------------------------------------------------------------------------------
                           Legal and auditing fees                                                                       5,227
                           ----------------------------------------------------------------------------------------------------
                           Shareholder reports                                                                           5,024
                           ----------------------------------------------------------------------------------------------------
                           Registration and filing fees                                                                  2,140
                           ----------------------------------------------------------------------------------------------------
                           Insurance expenses                                                                            1,286
                           ----------------------------------------------------------------------------------------------------
                           Trustees' fees and expenses                                                                   1,167
                           ----------------------------------------------------------------------------------------------------
                           Other                                                                                           569
                                                                                                                   ------------
                           Total expenses                                                                              178,125
                                                                                                                   ------------
                           Less assumption of expenses by Centennial Asset Management
                           Corporation - Note 3                                                                         (4,127)
                           Less expenses paid indirectly - Note 3                                                       (5,318)
                                                                                                                   -------------
                           Net expenses                                                                                168,680

===============================================================================================================================
NET INVESTMENT INCOME                                                                                                  565,519

===============================================================================================================================
NET REALIZED GAIN ON INVESTMENTS                                                                                            98

===============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               $   565,617
                                                                                                                   ============

                           ===================================
                           STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                                              DECEMBER 31, 1996    JUNE 30, 1996
                                                                                              (UNAUDITED)
===============================================================================================================================
OPERATIONS                 Net investment income                                              $   565,519          $ 1,170,126
                           ----------------------------------------------------------------------------------------------------
                           Net realized gain (loss)                                                    98                 (395)
                                                                                              ---------------------------------
                           Net increase in net assets resulting from operations                   565,617            1,169,731

-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND
DISTRIBUTIONS
TO SHAREHOLDERS                                                                                  (565,519)          (1,170,126)

-------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST        Net increase in net assets resulting from
TRANSACTIONS               beneficial interest transactions - Note 2                            3,934,214            3,961,784

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                 Total increase                                                       3,934,312            3,961,389
                           ----------------------------------------------------------------------------------------------------
                           Beginning of period                                                 39,807,201           35,845,812
                                                                                              ---------------------------------
                           End of period                                                      $43,741,513          $39,807,201
                                                                                              =================================


                           See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
Centennial New York Tax Exempt Trust

                                               Six Months
                                               Ended
                                               December 31,       Year Ended June 30,
                                               1996 (Unaudited)   1996         1995         1994         1993         1992
=============================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period           $1.00              $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain          .01                .03          .03          .02          .02          .03
Dividends and distributions to shareholders     (.01)              (.03)        (.03)        (.02)        (.02)        (.03)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00              $1.00        $1.00        $1.00        $1.00        $1.00
                                               ==============================================================================
=============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)            1.36%              2.79%        2.85%        1.68%        1.83%        3.11%
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $43,742            $39,807      $35,846      $26,519      $24,994      $24,103
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $41,978            $42,351      $29,590      $25,419      $24,257      $23,221
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                          2.67%(2)           2.76%        2.84%        1.67%        1.74%        3.00%
Expenses, before voluntary assumption
by the Manager(3)                              0.80%(2)           0.93%        0.95%        1.02%        0.98%        1.09%
Expenses, net of voluntary assumption
by the Manager                                 0.80%(2)           0.80%        0.80%        0.80%        0.80%        0.80%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
2.  Annualized.
3. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial New York Tax Exempt Trust


1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial New York Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from Federal, New York State and New York City income taxes for individual investors that is consistent with preservation of capital. The Trust's investment adviser is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes. The Trust concentrates its investments in New York and, therefore, may have more credit risks related to the economic conditions of New York than a portfolio with a broader geographical diversification.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


2.  SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                           SIX MONTHS ENDED DECEMBER 31, 1996             YEAR ENDED JUNE 30, 1996
                                           ----------------------------------             ----------------------------------
                                           SHARES               AMOUNT                    SHARES              AMOUNT
Sold                                        66,168,676         $ 66,168,676                123,079,408        $ 123,079,408
Dividends and distributions
  reinvested                                   579,107              579,107                  1,153,820            1,153,820
Redeemed                                   (62,813,569)         (62,813,569)              (120,271,444)        (120,271,444)
                                           ------------        -------------              -------------       --------------
Net increase                                 3,934,214         $  3,934,214                  3,961,784        $   3,961,784
                                           ============        =============              =============       ==============

Centennial New York Tax Exempt Trust


3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% on the first $250 million of average annual net assets with a reduction of 0.025% on each $250 million thereafter, to 0.40% on net assets in excess of $1 billion. The Manager has agreed to assume Trust expenses (with specified exceptions) in excess of the most stringent applicable regulatory limit on Trust expenses. In addition, the Manager has voluntarily undertaken to assume Trust expenses in excess of 0.80% of average annual net assets.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Expenses paid indirectly represent a reduction of custodian fees for earnings on cost balances maintained by the Fund.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse Centennial Asset Management Corporation, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions.

CENTENNIAL NEW YORK TAX EXEMPT TRUST

OFFICERS AND TRUSTEES
James C. Swain, Chairman and Chief Executive Officer
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
William A. Baker, Trustee
Charles Conrad, Jr., Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee
George C. Bowen, Vice President, Treasurer and Assistant Secretary Andrew J. Donohue, Vice President and Secretary
Michael A. Carbuto, Vice President
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

INVESTMENT ADVISER AND DISTRIBUTOR
Centennial Asset Management Corporation

TRANSFER AND SHAREHOLDER SERVICING AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors.

This is a copy of a report to shareholders of Centennial New York Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial New York Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-671-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO 80217-5143